Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
	(In millions)
Accrued operating expenses	8,845	8,959	1,262
Content acquisition costs	5,567	5,269	742
Traffic acquisition costs	5,159	3,506	494
Accrued payroll and welfare	3,747	4,144	584
Tax payable	3,640	2,687	378
Bandwidth costs	2,112	2,721	383
Payables for purchasing inventory	1,960	1,971	278
Accruals for purchases of fixed assets	1,445	2,105	296
Payable for investments	703	957	135
Funds collected on behalf of service providers	691	750	106
Users’ and third party agents’ deposits	468	643	91
Interest payable	452	347	49
Payable to merchants	368	590	83
Others	2,857	3,068	431

Total accounts payable and accrued liabilities	38,014	37,717	5,312